UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: MARCH 31, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name: Jeffrey S. Halis

                    Address: 153 East 53rd Street, 55th Floor
                            New York, New York 10022

                          Form 13F File Number: 28-7420
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:              Jeffrey S. Halis


Title:
Phone:              212-446-2460

Signature, Place, and Date of Signing:

/s/Jeffrey S. Halis
New York, New York                       May 15, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        73

Form 13F Information Table Value Total:                $170,775 (thousands)
List of Other Included Managers:

                                         Provide a numbered list of the  name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect to  which this report is filed,
                                         other  than  the  manager  filing  this
                                         report. [If there  are  no  entries  in
                                         this list,  state  "NONE"  and omit the
                                         column headings and list entries.]

No.          NONE


Form 13F File Number

Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------  ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
Bank Mutual Corporation        COM              063748107     6374   374933 SH       SOLE                   374933
Capital Bank Corp              COM              139793103      180    11612 SH       SOLE                    11612
Capitol Federal Financial      COM              14057C106     9203   405613 SH       SOLE                   405613
Dutchfork Bancshares Inc       COM              26704P108     1012    45000 SH       SOLE                    45000
Empire Federal Bancorp Inc     COM              291657104     1070    72816 SH       SOLE                    72816
First Banctrust Corp           COM              31868F102     1193    80000 SH       SOLE                    80000
First Citizens Bancshares      COM              31946M103      660     6409 SH       SOLE                     6409
First Fed Bankshares           COM              32020V100     2161   171504 SH       SOLE                   171504
Gaston Federal Bancorp Inc     COM              367304102      470    28900 SH       SOLE                    28900
Gouverneur Bancorp Inc.        COM              383584109      205    25200 SH       SOLE                    25200
Greater Del. Valley Hldngs     COM              391688108      226     8385 SH       SOLE                     8385
Greene County Bancorp Inc      COM              394357107      241    13400 SH       SOLE                    13400
Hudson City Bancorp            COM              443683107      639    19700 SH       SOLE                    19700
Liberty Bancorp Inc NJ         COM              529905101     2367   134482 SH       SOLE                   134482
Northwest Bancorp              COM              667328108     1996   168457 SH       SOLE                   168457
Pathfinder Bancorp Inc         COM              70320A103      337    25900 SH       SOLE                    25900
River Valley Bancorp           COM              768475105     1090    46200 SH       SOLE                    46200
Webster City Fed Bancorp       COM              947692109      502    30400 SH       SOLE                    30400
West Essex Bancorp             COM              952698108      502    25750 SH       SOLE                    25750
Westfield Financial Inc        COM              96008D101     1158    78415 SH       SOLE                    78415
Willow Grove Bancorp           COM              97111E101     5898   265923 SH       SOLE                   265923
AT&T Canada Inc.               COM              00207q202      215     8000 SH       SOLE                     8000
Alderwoods Group, Inc.         COM              014383103     1827   205300 SH       SOLE                   205300
Alleghany Corp Del             COM              017175100     1630     8696 SH       SOLE                     8696
Baycorp Holdings Corp          COM              072728108      124    12700 SH       SOLE                    12700
Catalytica Energy Systems      COM              148884109      337   100000 SH       SOLE                   100000
Chiquita Brands Intl           COM              170032106     2475   150000 SH       SOLE                   150000
CNA Financial Corp             COM              126117100     2331    78500 SH       SOLE                    78500
Computer Associates Intl Inc   COM              204912109     2189   100000 SH       SOLE                   100000
Dominion Resources Inc VA New  COM              25746u109     7897   121200 SH       SOLE                   121200
Equifax Inc                    COM              294429105     1049    35100 SH       SOLE                    35100
Erie Indemnity CO              COM              29530P102    28051   689559 SH       SOLE                   689559
FMC Corp                       COM NEW          302491303     7290   173900 SH       SOLE                   173900
General Electric Co.           COM              369604103     2638    70433 SH       SOLE                    70433
Gentiva Health Services Inc    COM              37247A102      218     8800 SH       SOLE                     8800
Huttig Building Products Inc   COM              448451104     1782   321700 SH       SOLE                   321700
Imagistics Intl Inc            COM              45247T104     6082   382500 SH       SOLE                   382500
Joy Global Inc                 COM              481165108     1567    96155 SH       SOLE                    96155
Lee Enterprises Inc            COM              523768109     3173    86000 SH       SOLE                    86000
Level 3 Communications Inc     COM              52729N100      201    56500 SH       SOLE                    56500
Liberte Investors Inc Del      COM              530154103       91    23117 SH       SOLE                    23117
Liquid Audio Inc               COM              53631T102     1320   576553 SH       SOLE                   576553
Momentum Business Applications CLA              60877P108     1676    89600 SH       SOLE                    89600
Octel Corp                     COM              675727101     9227   489500 SH       SOLE                   489500
Redwood Trust Inc.             COM              758075402      958    35200 SH       SOLE                    35200
Rockwell Collins Inc           COM              774341101      353    14000 SH       SOLE                    14000
Softnet Systems Inc            COM              833964109       55    25000 SH       SOLE                    25000
Vyyo Inc                       COM              918458100       34    27547 SH       SOLE                    27547
Cincinnati Financial Corp.     COM              172062101     3742    85700 SH       SOLE                    85700
Deutsche Telekom AG            SPONSORED ADR    251566105     2033   135691 SH       SOLE                   135691
Telephone & Data Systems Inc   COM              879433100     2131    24150 SH       SOLE                    24150
Associated  Banc Corp.         COM              045487105      655    17218 SH       SOLE                    17218
AT&T Wireless Services Inc     COM              00209A106      628    70200 SH       SOLE                    70200
Barrick Gold Corp              COM              067901108     4977   268278 SH       SOLE                   268278
Cardinal Health Inc            COM              14149Y108     1060    15000 SH       SOLE                    15000
Chevrontexaco Corp.            COM              166764100     7106    78716 SH       SOLE                    78716
Commercial Federal Corp        COM              201647104      349    12991 SH       SOLE                    12991
Elan PLC                       ADR              284131208     1252    90000 SH       SOLE                    90000
FMC Technologies Inc           COM              30249U101     1315    67000 SH       SOLE                    67000
Genesis Microchip Inc.         COM              371933102     2341    90024 SH       SOLE                    90024
Jds Uniphase Corp              COM              46612J101      571    97000 SH       SOLE                    97000
Johnson & Johnson              COM              478160104     3275    50427 SH       SOLE                    50427
Magellan Health Services Inc   COM              559079108      457    80100 SH       SOLE                    80100
New York Community Bancorp Inc COM              649445103     3169   114622 SH       SOLE                   114622
Openwave Systems               COM              683718100      143    22546 SH       SOLE                    22546
Phillips Petroleum Co          COM              718507106      502     8000 SH       SOLE                     8000
Sanmina Sci Corp.              COM              800907107     4311   366879 SH       SOLE                   366879
Solectron  Corp                COM              834182107      438    56160 SH       SOLE                    56160
Texas Instruments Inc          COM              882508104      624    18850 SH       SOLE                    18850
Union Commnity Bancorp         COM              906054101      600    41676 SH       SOLE                    41676
Verisign Inc                   COM              92343E102     2526    93557 SH       SOLE                    93557
Veritas Software Co            COM              923436109      743    16963 SH       SOLE                    16963
Washington Mutual Inc          COM              939322103     3553   107250 SH       SOLE                   107250